GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
GENERAL AND ADMINISTRATIVE EXPENSES
Salaries and benefits	$ 5,296,838	$ 2,612,010
Professional fees	2,098,097	1,332,556
Office and other expenses	3,447,183	2,106,319
Depreciation	814,616	813,654
Total general and administrative expenses	$ 11,656,734	$ 6,864,539